SHARE-BASED COMPENSATION Shares Authorized by Exercise Price Range (Details) (USD $)	12 Months Ended
	Oct. 31, 2011 Y	Oct. 31, 2010	Oct. 31, 2009
Sharebased Compensation Arrangement By Sharebased Payment Award Stock Option Plan By Exercise Price Range [Abstract]
Number Outstanding (in shares)	13,071,000
Weighted Average Remaining Contractual Life (in years)	4.7
Weighted Average Exercise Price (in dollars per share)	$ 28
Aggregate Intrinsic Value	$ 125,504,000
Number Exercisable (in shares)	9,570,000
Weighted Average Remaining Contractual Life (in years)	3.4
Weighted Average Exercise Price (in dollars per share)	$ 27
Aggregate Intrinsic Value	97,646,000
Closing stock price basis for aggregate intrinsic value (in dollars per share)	$ 37.07
In-the-money awards exercisable (in shares)	9,000,000
Options exercised in period aggregate intrinsic value	164,738,000	72,325,000	7,836,000
Options exercised in period aggregate weighted average exercise price (in dollars per share)	$ 27	$ 25	$ 20
Black-Scholes valuation of options granted in the period (in dollars per share)	$ 12.48	$ 9.81	$ 5.77
Unrecognized share-based compensation costs for outstanding stock option awards, net of expected foreitures	12,000,000
Weighted-average period unrecognized share-based compensation costs for outstanding stock option awards, expected amortization period (in years)	2.4
Amount of cash received from the exercise of share-based awards granted	304,000,000	299,000,000	71,000,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 01 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Stock Option Plan By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 0
Maximum price of options outstanding, end of the period (in dollars per share)	$ 25
Number Outstanding (in shares)	4,353,000
Weighted Average Remaining Contractual Life (in years)	3.4
Weighted Average Exercise Price (in dollars per share)	$ 19
Aggregate Intrinsic Value	79,658,000
Number Exercisable (in shares)	3,563,000
Weighted Average Remaining Contractual Life (in years)	2.6
Weighted Average Exercise Price (in dollars per share)	$ 19
Aggregate Intrinsic Value	64,884,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 02 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Stock Option Plan By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 25.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 30
Number Outstanding (in shares)	1,606,000
Weighted Average Remaining Contractual Life (in years)	7.2
Weighted Average Exercise Price (in dollars per share)	$ 29
Aggregate Intrinsic Value	13,603,000
Number Exercisable (in shares)	456,000
Weighted Average Remaining Contractual Life (in years)	5.1
Weighted Average Exercise Price (in dollars per share)	$ 29
Aggregate Intrinsic Value	4,125,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 03 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Stock Option Plan By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 40
Number Outstanding (in shares)	7,112,000
Weighted Average Remaining Contractual Life (in years)	4.8
Weighted Average Exercise Price (in dollars per share)	$ 33
Aggregate Intrinsic Value	32,243,000
Number Exercisable (in shares)	5,551,000
Weighted Average Remaining Contractual Life (in years)	3.8
Weighted Average Exercise Price (in dollars per share)	$ 33
Aggregate Intrinsic Value	28,637,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 04 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Stock Option Plan By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 40.01
Number Outstanding (in shares)	0
Weighted Average Remaining Contractual Life (in years)	0.0
Weighted Average Exercise Price (in dollars per share)	$ 0
Aggregate Intrinsic Value	0
Number Exercisable (in shares)	0
Weighted Average Remaining Contractual Life (in years)	0.0
Weighted Average Exercise Price (in dollars per share)	$ 0
Aggregate Intrinsic Value	$ 0